FINANCIAL INSTRUMENTS, Measurement Frequency (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Concentrations of risk [Abstract]
Percentage of operating revenue from a single customer (in hundredths)	42.00%	53.00%		54.00%
Operating revenues	$ 32,149	$ 38,493	$ 146,263
8.5% Senior Notes due 2013 [Member]
Liabilities [Abstract]
Stated interest rate	8.50%
3.75% Senior Unsecured Convertible Bonds Due 2016 [Member]
Liabilities [Abstract]
Stated interest rate	3.75%
3.25% Senior Unsecured Convertible Bonds Due 2018 [Member]
Liabilities [Abstract]
Stated interest rate	3.25%
Recurring Basis [Member]
Assets [Abstract]
Available for sale securities	56,488
Interest rate/ currency swap contracts - long-term receivables	74
Total assets	56,562
Liabilities [Abstract]
NOK500 million senior unsecured bonds due 2014	74,644
Floating rate NOK bonds due 2017	102,657
3.75% unsecured convertible bonds due 2016	129,775
3.25% unsecured convertible bonds due 2018	359,860
Interest rate swap contracts - long term payables	85,337
Total liabilities	752,273
Recurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Available for sale securities	38,063
Interest rate/ currency swap contracts - long-term receivables	74
Total assets	38,137
Liabilities [Abstract]
NOK500 million senior unsecured bonds due 2014	74,644
Floating rate NOK bonds due 2017	102,657
3.75% unsecured convertible bonds due 2016	129,775
3.25% unsecured convertible bonds due 2018	359,860
Interest rate swap contracts - long term payables	85,337
Total liabilities	752,273
Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Total assets	0
Liabilities [Abstract]
Total liabilities	0
Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Available for sale securities	18,425
Total assets	18,425
Liabilities [Abstract]
Total liabilities	$ 0